Schedule of Property, Plant and Equipment (Details) - USD ($)		12 Months Ended
	Apr. 01, 2022	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
As at December 31, 2021		$ 343,745	$ 293,101
Additions		696,928	180,739
Disposals		(64,588)	(65,016)
Currency translation adjustment		(78,479)	(65,079)
Impact of hyperinflation		176,242
As at December 31, 2022		1,073,848	343,745
As at December 31, 2021		196,611	164,844
Depreciation		145,035	31,767
Impact of hyperinflation	$ 473,907	(9,524)
As at December 31, 2022		332,122	196,611
As at December 31, 2021		147,134	128,257
As at December 31, 2022		741,727	147,134
Right of use asset [member]
IfrsStatementLineItems [Line Items]
As at December 31, 2021		53,143	68,647
Additions
Disposals
Currency translation adjustment		(5,293)	(15,504)
Impact of hyperinflation		2,599
As at December 31, 2022		50,449	53,143
As at December 31, 2021		35,758	28,838
Depreciation		4,549	6,920
Impact of hyperinflation		(140)
As at December 31, 2022		40,167	35,758
As at December 31, 2021		17,385	39,809
As at December 31, 2022		10,282	17,385
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
As at December 31, 2021		138,450	171,009
Additions		42,699
Disposals
Currency translation adjustment		(2,890)	(32,559)
Impact of hyperinflation		8,103
As at December 31, 2022		186,362	138,450
As at December 31, 2021		115,109	102,754
Depreciation		12,324	12,355
Impact of hyperinflation		(438)
As at December 31, 2022		126,995	115,109
As at December 31, 2021		23,341	68,255
As at December 31, 2022		59,367	23,341
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
As at December 31, 2021		2,102	3,447
Additions		289,640
Disposals
Currency translation adjustment		(31,002)	(1,345)
Impact of hyperinflation		72,597
As at December 31, 2022		333,337	2,102
As at December 31, 2021		1,922	1,632
Depreciation		47,423	290
Impact of hyperinflation		(3,923)
As at December 31, 2022		45,422	1,922
As at December 31, 2021		180	1,815
As at December 31, 2022		287,915	180
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
As at December 31, 2021		140,365	41,389
Additions		332,528	180,067
Disposals		(64,588)	(65,016)
Currency translation adjustment		(37,147)	(16,075)
Impact of hyperinflation		87,626
As at December 31, 2022		458,784	140,365
As at December 31, 2021		41,377	30,413
Depreciation		74,622	10,964
Impact of hyperinflation		(4,735)
As at December 31, 2022		111,264	41,377
As at December 31, 2021		98,988	10,976
As at December 31, 2022		347,520	98,988
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
As at December 31, 2021		9,685	8,609
Additions		32,061	672
Disposals
Currency translation adjustment		(2,147)	404
Impact of hyperinflation		5,318
As at December 31, 2022		44,917	9,685
As at December 31, 2021		2,445	1,207
Depreciation		6,117	1,238
Impact of hyperinflation		(288)
As at December 31, 2022		8,274	2,445
As at December 31, 2021		7,240	7,402
As at December 31, 2022		$ 36,643	$ 7,240